Derivative Instruments Level 4 Non-qualifying Strategies for Hedge Accounting (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount			$ 40,228	$ 43,623
Derivative, Fair Value, Net			(533)	(109)
Invested Assets Suppoting Modco			843	819
Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (27)	$ 187	(187)	(315)
Derivative, Notional Amount			40,203	43,613
Derivative, Fair Value, Net			(531)	(109)
Not Designated as Hedging Instrument [Member] | Fair Value Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(24)	165	(332)	(365)
Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(40)	23	180	103
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	7	(13)	(4)	(4)
Swap [Member] | GMWB Hedging Instruments [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount				3,938
Swap [Member] | Fair Value Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Fair Value, Net				34
Equity Contract [Member] | GMWB Hedging Instruments [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount				855
Equity Contract [Member] | Fair Value Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Fair Value, Net				(2)
Equity Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0	(1)
Derivative, Notional Amount			2,000	2,000
Derivative, Fair Value, Net			0	0
Interest Rate Swap [Member] | GMWB Hedging Instruments [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount				2,189
Interest Rate Swap [Member] | Fair Value Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Fair Value, Net				41
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount			1,300	1,300
GMWB Hedging Instruments [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount				6,982
Derivative, Fair Value, Net				73
GMWB Hedging Instruments [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(45)	36	42	(68)
Derivative, Notional Amount			0	6,982
Derivative, Fair Value, Net			0	73
Macro Hedge Program [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(36)	153	(414)	(418)
Derivative, Notional Amount			24,188	19,879
Derivative, Fair Value, Net			(453)	(114)
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	7	(10)	(7)	(4)
Fixed Annuity Hedging Instruments [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	10	(15)	0	(4)
GMWB Product Derivatives [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	82	(25)	67	134
Derivative, Notional Amount			7,803	8,717
Derivative, Fair Value, Net			21	5
GMWB Reinsurance [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(25)	1	(27)	(13)
Derivative, Notional Amount			1,688	1,869
Derivative, Fair Value, Net			7	17
Other Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	32	13	(50)	(55)
Interest Rate Swaps and Futures [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount			3,419	3,082
Derivative, Fair Value, Net			(13)	(39)
Credit Default Swap, Buying Protection [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	1	0	19	0
Credit Default Swap, Selling Protection [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(3)	(1)	0	7
Other Credit Derivatives [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(10)	35	149	54
Currency Swap [Member] | Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (3)	$ 2	$ (4)	$ 0